Warrants Liability (Restated)	12 Months Ended
Jun. 30, 2024
Warrants Liability (Restated) [Abstract]
WARRANTS LIABILITY (RESTATED)
21.	WARRANTS LIABILITY (RESTATED)

	30 June 2024 $	30 June 2023 $
Unlisted warrants ($10.00 expiring 27/05/2025) (b)	7,851,651	-
Listed warrants ($11.50 exp. 27/2/2029) (e)	2,340,413	-
Unlisted warrants ($10.71 exp. 27/02/2027) (c)	27,200,000	-
Unlisted warrants ($11.45 exp. 18/6/2029) (d)	472,000	-
	37,864,064	-

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	-	-
Issue of unlisted warrants – (a)	-	-
Issue of unlisted warrants – (b)	9,876,533	-
Issue of unlisted warrants – (c)	27,200,000	-
Issue of unlisted warrants – (d)	365,000	-
Issue of listed warrants (note 29) – Replacement warrants	919,150
Exercise of warrants (note 22)	(21,120,000)	-
Gain/(loss) on fair value of warrants	20,623,381
Balance at end of year	37,864,064	-

a)	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)

On 27 February 2024, a total of 350,000 warrants were issued to Polar Multi-Strategy Master Fund (Polar) to settle historic obligations of Sizzle. The unlisted warrants are exercisable at $10.00 each (subject to adjustments) on or before 27 May 2025.

The warrants are classified as derivative liabilities because it converts into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants granted to Polar is estimated as at the date of issue (27 February 2024) using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Polar which is factored into the implied issue date share price. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Implied issue date share price	$1.23

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

The fair value of the warrants granted is estimated as at 30 June 2024 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	5.134%
Expected life of warrants	0.91 years
Exercise price	$10.00
Implied share price at 30 June 2024	$1.79

The following warrants were issued during the year ended 30 June 2024 to Polar upon closure of the Transaction:

Corporate Advisor	Number of warrants	Grant date	Expiry Date	Exercise Price	Fair value at issue date	Fair value at 30 June 2024
Polar	350,000	27 February 2024	27 May 2025	$10.00	$0	$0

b)	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)

On 27 February 2024, a total of 1,000,0000 warrants were issued to three Funds affiliated with Empery Asset Management LP (Empery) as part of the PIPE funding for consideration of US$9,880,682. The unlisted warrants are exercisable at $10.00 each (subject to adjustments) on or before 27 May 2025. The Empery Warrants provide the PIPE Investor with 3 additional shares for each Ordinary Share that the PIPE Investor purchases upon exercise of the PIPE Investors’ Warrants.

The warrants are classified as derivative liabilities because it converts into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants granted to Empery is estimated as at the date of issue (27 February 2024) using the Monte Carlo Simulation option pricing model (MCS Methodology) taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number of warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Issue date share price	$10.20

As the fair value determined using the Black Scholes Model of the Warrants issued to PIPE Investors, including the 3 additional shares as described above, $31,660,000 in total was in excess of the US$9,880,682 cash received, the difference in fair value of the derivative liability and consideration received (the “Calibration Allowance”) is deferred in accordance with the requirements of IAS 32, which prohibit of recognition of Day 1 loss, and amortized over the period of 15 months that the warrant was exercisable or fully recognized as an expense when the warrants are exercised.

On 18 June 2024, Empery exercised 600,000 of the PIPE Warrants to acquire 2.4 million CMRL shares for US$6 million. This related to 600,000 CMRL shares at US$10 per share and the 3 additional shares provided to PIPE Investors upon exercise of the PIPE Warrants.

As at 30 June 2024, the assumptions used in determining the fair value were as follows:

Assumptions
Number of warrants issued	400,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	5.134%
Expected life of warrants	0.91 years
Exercise price	$10.00
Share price at 30 June 2024	$11.27

At 30 June 2024, the roll-forward of the balance of Calibration Allowance is as follows

Initial amount of Calibration Allowance as of February 27, 2024	$21,779,318
Amortisation and release of Calibration Allowance related to 600,000 warrants exercised on June 18, 2024	(15,191,591)
Amortization of Calibration Allowance related to 400,000 warrants outstanding	(2,323,127)
Balance of Calibration Allowances at 30 June 2024	$4,264,600

The following warrants were issued during the year ended 30 June 2024 to Empery upon closure of the Transaction:

Corporate Advisor	Number of warrants	Grant date	Expiry Date	Exercise Price	Fair value at issue date	Fair value at 30 June 2024
Empery	1,000,000	27 February 2024	27 May 2025	$10.00	$3.599	$3.843

c)	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)

On 27 February 2024, a total of 1,814,797 warrants were issued to Gem Global Yield LLC SCS (GEM) for a credit facility to be made available to the Company. The unlisted warrants are exercisable at $10.71 each (subject to adjustments) on or before 27 February 2027. The warrants are classified as derivative liabilities because it converts into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants granted is estimated as at the date of grant (27 February 2024) using the Monte Carlo Simulation option pricing model (MCS methodology) taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

The fair value of the warrants issued is estimated as at 30 June 2024 using the Monte Carlo Simulation option pricing model (MCS methodology) taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.585%
Expected life of warrants	2.66 years
Exercise price	$10.71
Share price at 30 June 2024	$11.27

The following warrants were issued during the year ended 30 June 2024 to GEM:

Corporate Advisor	Number of Warrants	Grant date	Expiry Date	Exercise Price	Fair value at grant date	Fair value at 30 June 2024
GEM	1,814,797	27 February 2024	27 February 2027	$10.71	$5.623	$6.069

From 1 March 2025 the GEM Investor has the right require CRML to purchase the GEM Warrant from GEM Global in exchange for a number of ordinary shares in the Company having a value equal to US$27,200,000. Accordingly, the GEM Warrants are valued at the higher amount of the fair value of the warrant and US$27,200,000.

d)	Additional warrants issued to Empery Asset Management LP

On 17 June 2024, a total of 1,000,000 warrants were issued to Empery Asset Management LP (Empery) induce early conversion of the February 2024 warrants. The unlisted warrants are exercisable at $11.45 each (subject to adjustments) on or before 18 June 2029. The warrants are classified as derivative liabilities because it converts into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Empery which is factored into the implied issue date share price. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Implied Issue date share price	$1.53

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

The fair value of the warrants issued is estimated as at 30 June 2024 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.333%
Expected life of warrants	4.97 years
Exercise price	$11.45
Implied share price at 30 June 2024	$1.79

The following warrants were issued during the year ended 30 June 2024 to Empery:

Corporate Advisor	Number of Warrants issued	Grant date	Expiry Date	Exercise Price	Fair value at issue date	Fair value at 30 June 2024
Empery	1,000,000	18 June 2024	18 June 2029	$10.71	$0.365	$0.472

a)	Listed warrants

At closing of the Transaction, a total of 7,750,000 listed warrants with a carrying value of $919,150 (note 29) were issued to Sizzle warrant holders to replace the existing Sizzle public warrants on issue. The listed warrants are exercisable at $11.50 each on or before 27 February 2029 and trade under the ticker CRMLW. The public warrants are valued at the closing warrant trading price at reporting date.